OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Schedule of Other Long-Term Receivables and Investment

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Deposits on leased vehicle and other(see also Note 9b2)	22	22
Loan to former subsidiary (Scanmaster) (see Note 1)	98	103
Investment (1)	61	61
	181	186

(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of June 30, 2013 the Company holds 2.5% of MCL's ordinary shares.

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Deposits on leased vehicle and other(see also Note 9b2)	22	12
Loan to former subsidiary (Scanmaster) (see Note 1)	103	152
Investment (1)	61	61
	186	225
(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2012 the Company holds 2.5% of MCL's ordinary shares.